Organization and Summary of Significant Accounting Policies - Depreciation and Amortization (Details)	Jun. 30, 2023
Leasehold Improvements | Minimum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	5 years
Leasehold Improvements | Maximum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	10 years
Machinery and Equipment | Minimum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	3 years
Machinery and Equipment | Maximum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	7 years
Furniture and Fixtures | Minimum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	5 years
Furniture and Fixtures | Maximum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	7 years
Capitalized Software | Minimum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	1 year
Capitalized Software | Maximum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	3 years
Equipment Under Capital Leases
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	5 years
Computer Equipment | Minimum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	2 years
Computer Equipment | Maximum
Organization and Summary of Significant Accounting Policies
Estimated useful lives of assets	5 years